HighMark Funds

Equity Funds

Fixed Income Funds

Asset Allocation Funds

Supplement dated January 27, 2010

To Fiduciary Shares Prospectus dated December 1, 2009

This Supplement provides new and additional information beyond the information already contained in the Prospectus and should be read in conjunction with the Prospectus.

1. The subsection “Fiduciary Shares” on page 90, under the section “SHAREOWNER GUIDE — HOW TO INVEST IN THE HIGHMARK FUNDS” is replaced in its entirety with the following:

Fiduciary Shares

•	No sales charge.

•	No Distribution (12b-1) fees.

•	Available only to the following investors and accounts:

1 Fiduciary, advisory, agency, custodial and other similar accounts maintained with Union Bank, N.A., or its affiliates;

2 Investors who currently own Shares of a HighMark Equity or Fixed Income Fund that they purchased prior to June 20, 1994 in an account registered in their name with the Funds;

3 Union Bank, N.A., and its affiliates, for their own accounts; HighMark Capital Management, Inc. employees (and their spouses and children under the age of 21), current and retired trustees of HighMark Funds (and their spouses and children under the age of 21), provided that they purchase the Shares directly from HighMark Funds’ Transfer Agent; current and retired trustees of HighMark Funds, directors, officers and employees (and their spouses and children under the age of 21) of Union Bank, N.A., who currently own Shares of HighMark Funds that they purchased before April 30, 1997; and directors, officers and employees (and their spouses and children under the age of 21) of HighMark Funds’ former distributors who currently own Shares of HighMark Funds that they purchased before April 30, 1997;

4 Registered investment advisers who are regulated by a federal or state governmental authority, or financial intermediaries who are purchasing Fiduciary Shares for an account and who are compensated by their clients on the basis of an ad valorem fee;

5 Qualified retirement plans; and

6 Investors approved by HighMark Capital Management, Inc. to provide capital to a Fund.

For the actual past expenses of the Fiduciary Shares, see the individual Fund profiles earlier in this prospectus.

The Funds also offer Class A, Class B and Class C Shares (collectively Retail Shares). Each of these Classes has its own expense structure. Retail Shares are available to non-fiduciary clients of Union Bank, N.A., who are not otherwise eligible for Fiduciary Shares. The Cognitive Value Fund, the Enhanced Growth Fund and the International Opportunities Fund also offer Class M Shares. Class M shares are available only to clients of Bailard, Inc., employees and officers of Bailard, Inc. and their families and friends, and investors who at the time of the proposed purchase are existing Class M shareholders of a Fund. Call us at 1-800-433-6884 for more details.

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2. Item 2 in the subsection “Opening an Account” on page 92, under the section “SHAREHOLDER GUIDE — HOW TO INVEST IN THE HIGHMARK FUNDS” is replaced in its entirety with the following:

2. Determine how much money you want to invest. The minimum investments for the Fiduciary Shares of HighMark Funds are as follows:

•Initial Purchase:	$1,000 for each Fund $100 for each Fund for Automatic Investment Plan

•Additional Purchases:	$100 for each Fund $100 monthly minimum per HighMark Fund for Automatic Investment Plan

We may waive these initial and additional investment minimums for purchases made in connection with Individual Retirement Accounts, Keoghs, payroll deduction plans or 401(k) or similar plans, or for accounts held through a financial intermediary that has an agreement with HighMark Capital Management, Inc. or HighMark Funds’ distributor to waive or reduce these minimums. Financial intermediaries may aggregate accounts to meet investment minimum.

3. The third paragraph of the subsection “Redemption Fees and Exchange Fees” on page 96, under the subsection “Frequent Purchases and Redemptions of Fund Shares,” under the section “TRANSACTION POLICIES” is replaced in its entirety with the following:

The redemption or exchange fee is not imposed on transactions by the HighMark Asset Allocation Portfolios. For all accounts, the redemption or exchange fee is not imposed on:

•	Shares redeemed due to death, disability or a qualified domestic relations order;

•	Shares redeemed pursuant to systematic withdrawal programs;

•	transactions involving Shares purchased by means of automated or pre-established purchase plans, including employer or payroll reduction plans;

•	Shares purchased through reinvested distributions;

•	Shares redeemed or exchanged due to plan or Fund terminations or restructurings;

•	Shares redeemed as part of an automated dividend exchange election established in advance of the exchange;

•	Shares redeemed or exchanged pursuant to an automatic rebalancing program; and

•	Shares converted to another class of Shares within the same fund.

HighMark Funds

Equity Funds

Fixed Income Funds

Asset Allocation Funds

Supplement dated January 27, 2010

To Retail Shares Prospectus dated December 1, 2009

This Supplement provides new and additional information beyond the information already contained in the Prospectus and should be read in conjunction with the Prospectus.

1. The subsection “Class A Front-End Sales Charge Waivers” on pages 99-100, under the subsection “Sales Charge Reductions and Waivers,” under the section “SHAREHOLDER GUIDE – HOW TO INVEST IN HIGHMARK FUNDS” is replaced in its entirety with the following:

Class A Front-End Sales Charge Waivers: The front-end sales charge will be waived on Class A Shares bought:

(1) Through reinvestment of dividend and capital gain distributions.

(2) By investment companies advised by HighMark Capital Management, Inc., Union Bank, N.A., or their affiliates; or distributed by HighMark Funds’ distributor or its affiliates placing orders on each entity’s behalf.

(3) By state and local governments.

(4) By individuals rolling over distributions received from employee benefit trust accounts administered by Union Bank, N.A., into an individual retirement account administered by the Bank, or for which the Bank serves as trustee or custodian. Future purchases will be subject to the appropriate sales charge.

(5) By individuals investing the proceeds from a required minimum distribution at age 70 1/2 from their employee benefit qualified plan or an individual retirement account administered by Union Bank, N.A.

(6) By individuals investing proceeds received in connection with a distribution paid from a Union Bank, N.A., trust or agency account.

(7) By investment advisers or financial planners regulated by a federal or state governmental authority who are purchasing Class A Shares for their own account or for an account for which they are authorized to make investment decisions (i.e., a discretionary account) and who charge a management, consulting or other fee for their services; and clients of such investment advisers or financial planners who place trades for their own accounts, if the accounts are linked to the master account of the investment adviser or financial planner on the books and records of a broker or agent.

(8) By brokers, dealers and agents (as well as their employees, spouses and children under the age of 21) who have a sales agreement with HighMark Funds’ distributor and are purchasing Class A Shares for their own account.

(9) By individuals buying Class A Shares on behalf of a qualified prototype retirement plan (other than an IRA, SEP-IRA or Keogh).

(10) By sponsors of a unit investment trust (UIT) who are buying Class A Shares of the Large Cap Growth Fund for deposit into the UIT. This exception may also apply to you if you hold a UIT and invest distributions you receive from it in Class A Shares of the Large Cap Growth Fund.

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(11) By current or retired trustees (as well as their spouses, children, parents and grandchildren) of HighMark Funds; by directors, officers and employees (as well as their spouses, children, parents and grandchildren) of Union Bank, N.A., of HighMark Funds’ distributor or its affiliated companies, of Boston Financial Data Services or of sub-advisers to HighMark Funds.

(12) By investors receiving Class A Shares issued in plans of reorganization, such as mergers, asset acquisitions and exchange offers, to which HighMark Funds is a party. Subsequent purchases of Class A Shares by such investors will be subject to the appropriate sales charge.

(13) Through exchange of Class M Shares of HighMark Funds.

(14) By clients of financial intermediaries who would have otherwise been entitled to receive a front-end sales charge but who elect not to receive such front-end sales charge with respect to such clients.

(15) By participants in retirement plans, college savings plans or other plans for which the plan record-keeping is performed by financial intermediaries who would have otherwise been entitled to receive a front-end sales charge but who elect not to receive such front-end sales charge with respect to such plans.

(16) By former shareholders of North Track Wisconsin Tax- Exempt Fund who (i) received Class A shares of North Track Wisconsin Tax-Exempt Fund in the transfer of substantially all of the assets of Heartland Wisconsin Tax Free Fund to North Track Wisconsin Tax-Exempt Fund in November 2002, and (ii) received Class A Shares of HighMark Wisconsin Tax-Exempt Fund in the transfer of substantially all of the assets of North Track Wisconsin Tax-Exempt Fund to HighMark Wisconsin Tax-Exempt Fund in June 2009, and (iii) have continuously held shares of each applicable fund subsequent to the transfers described in (i) and (ii) above (with respect to shares of North Track Wisconsin Tax-Exempt Fund, for so long as such fund was in existence); provided that the front-end sales charge on Class A Shares bought by such shareholders will only be waived with respect to purchases of additional Class A Shares of HighMark Wisconsin Tax- Exempt Fund that are held in then previously existing shareholder accounts.

(17) By investors approved by HighMark Capital Management, Inc. to provide capital to a Fund.

The interpretation of these provisions as to the applicability of a special arrangement or waiver in a particular case is in the sole discretion of the Funds. These waivers and special arrangements may be amended or terminated at any time by any particular Fund.

If you think you may be eligible for a sales charge waiver, contact your financial representative or HighMark Funds or consult the SAI (see the back cover of this prospectus).

For categories 2 through 11 and 14 through 16 above, you must notify HighMark Funds at the time you buy the shares that your purchase qualifies for a sales charge waiver.

2. Item 2 in the subsection “Opening an Account” on page 102, under the section “SHAREHOLDER GUIDE – HOW TO INVEST IN HIGHMARK FUNDS” is replaced in its entirety with the following:

2. Determine how much money you want to invest. The minimum investments for Class A or Class C Shares of HighMark Funds are as follows:

• Initial Purchase:	$1,000 for each Fund

$250 for each Fund for current and retired trustees (as well as their spouses and children under the age of 21) of HighMark Funds and directors, officers and employees (as well as their spouses and children under the age of 21) of Union Bank, N.A., HighMark Funds’ distributor and its affiliates, and Boston Financial Data Services

$100 for each Fund for Automatic Investment Plan

• Additional Purchases:	$100 for each Fund

$100 monthly minimum per HighMark Fund for Automatic Investment Plan

We may waive these initial and additional investment minimums for purchases made in connection with Individual Retirement Accounts, Keoghs, payroll deduction plans or 401(k) or similar plans, or for accounts held through a financial intermediary that has an agreement with HighMark Capital Management, Inc. or HighMark Funds’ distributor to waive or reduce these minimums. Financial intermediaries may aggregate accounts to meet investment minimum.

3. The third paragraph of the subsection “Redemption Fees and Exchange Fees” on pages 106-107, under the subsection “Frequent Purchases and Redemptions of Fund Shares,” under the section “TRANSACTION POLICIES” is replaced in its entirety with the following:

The redemption or exchange fee is not imposed on transactions by the HighMark Asset Allocation Portfolios. For all accounts, the redemption or exchange fee is not imposed on:

•	Shares redeemed due to death, disability or a qualified domestic relations order;

•	Shares redeemed pursuant to systematic withdrawal programs;

•	transactions involving Shares purchased by means of automated or pre- established purchase plans, including employer or payroll reduction plans;

•	Shares purchased through reinvested distributions;

•	Shares redeemed or exchanged due to plan or Fund terminations or restructurings;

•	Shares redeemed as part of an automated dividend exchange election established in advance of the exchange;

•	Shares redeemed or exchanged pursuant to an automatic rebalancing program; and

•	Shares converted to another class of Shares within the same fund.